Net Loss per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator :
Net loss	¥ (132,957)	$ (19,097)	¥ (9,342)	¥ (153,665)
Less: accretions to preferred shares redemption value	(940,186)	(135,049)	(216,185)	(291,275)
Less: deemed dividends distributed to Series B preferred shares | ¥				(4,005)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders	¥ (1,073,143)	$ (154,146)	¥ (225,527)	¥ (444,940)
Denominator:
Weighted average number of ordinary shares outstanding, basic	260,000,000	260,000,000	260,000,000	260,000,000
Weighted average number of ordinary shares outstanding, diluted	260,000,000	260,000,000	260,000,000	260,000,000
Basic net loss per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ (4.13)	$ (0.59)	¥ (0.87)	¥ (1.73)
Diluted net loss per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ (4.13)	$ (0.59)	¥ (0.87)	¥ (1.73)